Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	December 31,	December 31,
	2018	2017
Machinery equipment	$3,257,452	$3,357,637
Electronic equipment	66,632	70,421
Office equipment	237,264	229,978
Vehicles	75,114	79,385
Buildings	6,234,238	964,504
Leasehold Improvement	289,186	262,648
Total property, plant and equipment	10,159,886	4,964,573
Less: accumulated depreciation	(1,749,361)	(1,444,200)
Property, plant and equipment, net	$8,410,525	$3,520,373